Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2017
Intangible Assets Net Tables
Intangible assets

June 30, 2017
Amortized Identifiable Intangible Assets:

Customer agreements
Balance at December 31, 2016	$-
Customers acquired	10,000
Amortization	(2,500)
Balance at June 30, 2017	7,500

Non-compete agreements
Balance at December 31, 2016	-
Agreements	$100,000
Amortization	(20,000)
Balance at June 30, 2017	80,000

Unamortized Identifiable Intangible Assets:
Domain names
Balance at December 31, 2016	$45,515
Domain names acquired	-
Impairment or write down	-
Balance at June 30, 2017	$45,515

Intangible assets, net at June 30, 2017	$133,015

Estimated future amortization
Remainder through December 31, 2017	$22,500
2018	45,000
2019	20,000
$87,500